Fair Value Measurements - Schedule of Initial Measurement Date of the Over-Allotment Option (Details)	Dec. 31, 2024	Nov. 27, 2024
Over-Allotment Option [Member] | Risk-free interest rate [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input	4.4	4.76
Over-Allotment Option [Member] | Expected term (years) [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input	0.04	0.12
Over-Allotment Option [Member] | Expected volatility [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input	4.91	6.23
Over-Allotment Option [Member] | Exercise price [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input	10	10
Public Warrants [Member] | Risk-free interest rate [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input		4.07
Public Warrants [Member] | Expected term (years) [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input		6.5
Public Warrants [Member] | Exercise price [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input		11.5
Public Warrants [Member] | Estimated share price [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input		9.92
Public Warrants [Member] | Selected volatility [Member]
Schedule of Market Assumptions used in Valuation of Over-allotment Option and Public Warrants [Line Items]
Measurement input		2.7